Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (379,449)	$ (404,344)	$ (813,524)	$ (702,790)	$ (1,666,079)	$ (2,524,680)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	18,124	17,954	36,177	36,661	71,754	75,797
Amortization			3,087	897	2,122	1,961
Amortization of operating right-of-use assets	38,683	36,162	78,333	75,241	144,064	139,451
Unrealized holding loss on marketable securities	(3,790)	35,219	(8,710)	52,889	73,519	505,231
Dividend income from marketable securities						(18,939)
Inventory write-down					5,307	36,241
Provision for doubtful accounts						121,514
Deferred tax (benefit) expense			(6,655)		(14,751)	10,127
Changes in operating assets and liabilities:
Accounts receivables			(2,751)	(214)	(2,824)	167,566
Amount due from related parties			(209)	2,201	(3,786)
Inventories			(23,013)	28,790	343,483	192,713
Prepaid taxes			238,064	296,219	263,404	430,062
Prepayments and deposits			80,651	102,099	89,113	(128,363)
Accounts payable					15,825
Accounts payable – related parties					25,597
Customer deposits			(31,655)	(175,936)	94,877	52,981
Operating lease liabilities			(79,551)	(75,200)	(145,197)	(138,143)
Other payables and accrued liabilities					(119,963)	226,651
Other payables – related parties					4,878
Income tax payables				5,261	6,974	3,988
Net cash used in operating activities			(742,175)	(495,727)	(811,683)	(845,842)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment			(6,499)	(750)	(9,433)	(3,959)
Purchase of intangible assets					(22,686)
Net cash used in investing activities			(6,499)	(750)	(32,119)	(3,959)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs			(22,861)	(178,926)	(234,466)	(15,210)
Advances to related parties						(3,851)
Net cash used in financing activities			(22,861)	(178,926)	(234,466)	(19,061)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS			(13,141)	(115,008)	(81,150)	(50,890)
DECREASE IN CASH AND CASH EQUIVALENTS			(784,676)	(790,411)	(1,159,418)	(919,752)
CASH AND CASH EQUIVALENTS, beginning of year			1,438,430	2,597,848	2,597,848	3,517,600
CASH AND CASH EQUIVALENTS, end of year	$ 653,754	$ 1,807,437	653,754	1,807,437	1,438,430	2,597,848
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid			20,849	77,117	78,511	326,838
SUPPLEMENTAL NON-CASH FLOWS INFORMATION
Changes in right-of-use assets and lease liabilities due to lease modifications			283,220			$ 3,250
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accounts payable			24,608	7,804
Other payables and accrued liabilities			(228,812)	(166,137)
Related Party [Member]
Changes in operating assets and liabilities:
Accounts payable – related parties			(4,758)	14,407
Other payables – related parties			$ (3,457)	$ 2,081